Shareholder Report, Line Graph (Details) 191225_Chase Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Chase Growth Fund Institutional Class
Accumulated Value	$ 1,575,275	$ 1,048,551	$ 904,368	$ 1,102,757	$ 879,662	$ 774,582	$ 776,892	$ 646,102	$ 546,900	$ 500,000	$ 1,888,971
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	1,765,752	1,294,999	1,064,815	1,259,719	968,978	841,499	807,163	684,556	577,152	500,000	$ 2,076,483
Lipper Multi Cap Growth Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Multi-Cap Growth Fund Index
Accumulated Value	$ 1,613,200	$ 1,181,170	$ 983,805	$ 1,444,206	$ 1,127,948	$ 825,988	$ 812,655	$ 663,077	$ 547,877	$ 500,000	$ 1,986,710